Vessels, containers, handling equipment and other tangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Vessels, containers, handling equipment and other tangible assets
Schedule of components and movements during the period of vessels, containers, handling equipment and other tangible assets

Cost:
	Balance at January 1, 2023	Additions	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2023

	US $ in millions
Vessels	6,712.7	2,437.3	(231.1)	(158.7)		8,760.2
Containers and equipment	1,890.8	56.0	(45.8)	(29.3)		1,871.7
Computer systems and
communication equipment	60.4	11.6	(4.5)		(0.4)	67.1
Other property and equipment	171.8	29.9	(0.6)	30.3	(0.9)	230.5
Total	8,835.7	2,534.8	(282.0)	(157.7)	(1.3)	10,929.5
Depreciation and impairment charges:
	Balance at January 1, 2023	Depreciation	impairment	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2023

	US $ in millions
Vessels	2,302.8	1,329.6	1,598.7	(140.2)	(88.6)		5,002.3
Containers and equipment	649.1	110.4	391.8	(38.2)	(34.3)		1,078.8
Computer systems and
communication equipment	40.2	6.3	15.7	(4.5)		(0.3)	57.4
Other property and equipment	93.5	14.3	48.1	(0.5)		(0.4)	155.0
Total	3,085.6	1,460.6	2,054.3	(183.4)	(122.9)	(0.7)	6,293.5

Payments on account	1.1	1.0

Net carrying amounts:

	Balance at January 1, 2023	Balance at December 31, 2023

	US $ in millions	US $ in millions
Vessels	4,409.9	3,757.9
Payments on account, net		1.0
	4,409.9	3,758.9

Containers and equipment	1,241.7	792.9
Payments on account, net	1.1
	1,242.8	792.9

Computer systems and
communication equipment	20.2	9.7
Other property and equipment	78.3	75.5
	98.5	85.2
Total	5,751.2	4,637.0
Cost:
	Balance at January 1, 2022	Additions	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Vessels	4,192.2	2,449.0		71.5		6,712.7
Containers and equipment	1,870.4	115.0	(60.8)	(33.8)		1,890.8
Computer systems and
communication equipment	52.0	8.5	(7.1)	7.5	(0.5)	60.4
Other property and equipment	137.4	40.0	(3.3)		(2.3)	171.8
Total	6,252.0	2,612.5	(71.2)	45.2	(2.8)	8,835.7

Depreciation and impairment charges:
	Balance at January 1, 2022	Depreciation	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Vessels	1,259.3	1,204.4		(160.9)		2,302.8
Containers and equipment	582.2	155.4	(52.6)	(35.9)		649.1
Computer systems and
communication equipment	40.1	7.5	(7.1)		(0.3)	40.2
Other property and equipment	80.4	17.5	(3.0)		(1.4)	93.5
Total	1,962.0	1,384.8	(62.7)	(196.8)	(1.7)	3,085.6

Payments on account	102.5	1.1

Net carrying amounts:

	Balance at January 1, 2022	Balance at December 31, 2022
	US $ in millions	US $ in millions
Vessels	2,932.9	4,409.9
Payments on account, net	24.9
	2,957.8	4,409.9

Containers and equipment	1,288.2	1,241.7
Payments on account, net	77.6	1.1
	1,365.8	1,242.8

Computer systems and
communication equipment	11.9	20.2
Other property and equipment	57.0	78.3
	68.9	98.5
Total	4,392.5	5,751.2

(*) Including right-of-use assets (see also Note 8).